Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Consolidated Balance Sheets

Consolidated Balance Sheets

	Yen in millions
	March 31, 2013
	As previously reported	As adjusted
Deferred insurance acquisition costs	460,758	465,499
Deferred income taxes (Long-term liabilities)	373,999	369,919
Future insurance policy benefits and other	3,540,031	3,535,532
Policyholders’ account in the life insurance business	1,693,116	1,715,610
Retained earnings	1,102,297	1,094,775
Unrealized gains on securities, net	107,061	109,079
Noncontrolling interests	483,412	479,742

Consolidated Statements of Income

Consolidated Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2012		2013
	As previously reported	As adjusted	As previously reported	As adjusted
Net sales	5,526,611	5,529,716
Financial services revenue	868,971	865,737	1,004,623	999,276
Selling, general and administrative	1,375,887	1,375,242
Financial services expenses	736,050	734,954	855,971	854,221
Operating income (loss)	(67,275)	(65,663)	230,100	226,503
Other expenses — Interest	23,432	22,769
Income (loss) before income taxes	(83,186)	(80,911)	245,681	242,084
Income taxes — Current	108,545	110,045
Income taxes — Deferred	206,694	206,708	65,771	64,664
Net income (loss)	(398,425)	(397,664)	104,176	101,686
Less — Net income attributable to noncontrolling interests	58,235	57,374	61,142	60,146
Net income (loss) attributable to Sony Corporation’s stockholders	(456,660)	(455,038)	43,034	41,540

	Yen
Per share data:
Basic EPS	(455.03)	(453.42)	42.80	41.32
Diluted EPS	(455.03)	(453.42)	40.19	38.79

Consolidated Statements of Comprehensive Income

Consolidated Statements of Comprehensive Income

	Yen in millions
	Fiscal year ended March 31
	2012		2013
	As previously reported	As adjusted	As previously reported	As adjusted
Net income (loss)	(398,425)	(397,664)	104,176	101,686
Unrealized gains on securities	20,557	21,740	66,844	68,609
Less — Comprehensive income attributable to noncontrolling interests	66,136	65,748	82,909	82,619
Comprehensive income (loss) attributable to Sony Corporation’s stockholders	(494,549)	(492,217)	243,614	243,179

Consolidated Statements of Cash Flows

Consolidated Statements of Cash Flows

	Yen in millions
	Fiscal year ended March 31
	2012		2013
	As previously reported	As adjusted	As previously reported	As adjusted
Net income (loss)	(398,425)	(397,664)	104,176	101,686
Depreciation and amortization, including amortization of deferred insurance acquisition costs*	319,594	366,270	330,554	376,735
Deferred income taxes	206,694	206,708	65,771	64,664
Increase in future insurance policy benefits and other	332,728	330,548	438,371	434,786
Increase in other current liabilities	10,595	7,682
Other (Cash flows from operating activities)*	156,667	111,075	7,224	(37,122)
Increase in deposits from customers in the financial services business, net	211,597	214,831	232,561	237,908

*	Including reclassification of amortization of internal-use software described in Note 2 (4) above.